CONTENTS


Shareholder Letter            1

Performance Summary           3

Financial Highlights &
Statement of Investments      4

Financial Statements          6

Notes to
Financial Statements          9

Independent
Auditors' Report             11


SHAREHOLDER LETTER

Your Fund's Goal: Franklin Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)


Dear Shareholder:

This annual report for Franklin Money Fund covers the period ended June 30, 2000.

The 12 months under review marked the U.S. economy's ninth year of expansion. Consumer spending, which represents two-thirds of U.S. gross domestic product
(GDP), increased dramatically during the period, to its highest level in 17 years. Wage gains, unemployment at a 30-year low, and the much talked-about wealth effect were key drivers to this increase. As a result, real GDP grew at an annualized pace of 4.8% in the first quarter of 2000, well above the Federal Reserve Board's (the Fed's) long-term growth target rate of 3.0%.

Seeking to curb growth to a more sustainable level and control inflation, the Fed raised the federal funds target rate a total of 150 basis points (1.50%) during the past 12 months. These short-term interest rate increases helped boost the fund's seven-day effective yield during the reporting period from 4.46% on June 30, 1999, to 6.11% on June 30, 2000.

1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 5.

[FUND CATEGORY PYRAMID]

In June 2000, it appeared the Fed's action was having little effect on the strong economy, as the second quarter GDP rose by an annualized 5.2% and the majority of economic indicators pointed to an economy that was on the verge of overheating. Despite this, during the final three months of the period under review, we also began to see some signs that the fast pace of economic growth might ease in the future. Consumer spending, housing starts, inflation as measured by the Consumer Price Index, as well as other economic indicators suggested possible slower growth.

Looking forward, we are optimistic that the economy will moderate, but are nonetheless concerned about inflation and the level of interest rates. Although many people anticipate a slowdown and a soft landing, in our opinion it is really too early to tell. Numerous Fed governors have cautioned against jumping to any conclusions, and advised waiting for more data that would confirm the slowdown or spark further tightening. Therefore, we will closely watch economic reports to help anticipate future Fed actions.

We continue to invest the portfolio's assets only in the highest quality money market securities. For example, on June 30, 2000, more than 75% of the securities purchased for the portfolio carried a AA or higher long-term credit rating by Standard & Poor's(R) and Moody's(R), two independent credit rating agencies, with the balance rated A.(2) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.


2. This does not indicate a rating of the Fund.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Money Fund


PERFORMANCE SUMMARY
6/30/00
--------------------------------------------------------------------------------
Seven-day effective yield*                                           6.11%

Seven-day annualized yield                                           5.94%

*The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/00. The Fund's average weighted maturity was 59 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.


This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN MONEY FUND
Financial Highlights

                                                                                        YEAR ENDED JUNE 30,
                                                                --------------------------------------------------------------------
                                                                    2000          1999          1998          1997          1996
                                                                --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                                --------------------------------------------------------------------
Income from investment operations - net investment income..            .052          .046          .050          .048          .049
Less distributions from net investment income .............           (.052)        (.046)        (.050)        (.048)        (.049)
                                                                --------------------------------------------------------------------
Net asset value, end of year ..............................     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                                ====================================================================

Total return(a) ...........................................            5.29%         4.66%         5.10%         4.88%         4.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................     $ 2,437,183   $ 1,969,264   $ 1,722,424   $ 1,498,238   $ 1,172,639
Ratios to average net assets:
 Expenses(b) ..............................................             .61%          .67%          .68%          .73%          .75%
 Expenses excluding waiver and payments by affiliate(b) ...             .62%          .67%          .69%          .74%          .76%
 Net investment income ....................................            5.17%         4.54%         4.99%         4.78%         4.86%

(a)The total return is not annualized for periods less than one year.

(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

See notes to financial statements.


FRANKLIN MONEY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                                             SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 118.3%
The Money Market Portfolio (Note 1) (COST $2,883,392,424) ....................              2,833,392,424            $2,883,392,424
OTHER ASSETS, LESS LIABILITIES (18.3%) .......................................                                         (446,209,092)
                                                                                                                    ---------------
NET ASSETS 100.0% ............................................................                                      $ 2,437,183,332
                                                                                                                    ===============


                       See notes to financial statements.

FRANKLIN MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

Assets:
 Investments in securities, at value and cost ...........         $2,883,392,424
 Receivables from capital shares sold ...................             48,611,083
                                                                  --------------
      Total assets ......................................          2,932,003,507
                                                                  --------------
Liabilities:
 Payables:
  Capital shares redeemed ...............................            489,293,196
  Affiliates ............................................                905,162
  Shareholders ..........................................              3,845,421
 Other liabilities ......................................                776,396
                                                                  --------------
      Total liabilities .................................            494,820,175
                                                                  --------------
Net assets, at value ....................................         $2,437,183,332
                                                                  ==============
Shares outstanding ......................................          2,437,183,332
                                                                  ==============
Net asset value per share ...............................         $         1.00
                                                                  ==============

                      See notes to financial statements.


FRANKLIN MONEY FUND
Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

Investment income:
 Dividends ..................................................       $147,498,166
                                                                    ------------
Expenses:
 Administrative fees (Note 3) ...............................          7,604,357
 Transfer agent fees (Note 3) ...............................          4,129,523
 Reports to shareholders ....................................             28,703
 Registration and filing fees ...............................            195,513
 Professional fees (Note 3) .................................             53,809
 Directors' fees and expenses ...............................             82,697
 Other ......................................................             61,608
                                                                    ------------
      Total expenses ........................................         12,156,210
                                                                    ------------
       Net investment income ................................        135,341,956
                                                                    ------------
Net increase in net assets resulting from operations ........       $135,341,956
                                                                    ============

                       See notes to financial statements.

FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                                     2000                 1999
                                                                                               -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................      $  135,341,956       $   97,496,523
 Distributions to shareholders from net investment income ................................        (135,341,956)         (97,496,523)
 Capital share transactions (Note 2) .....................................................         467,919,136          246,840,127
                                                                                                ------------------------------------
      Net increase in net assets .........................................................         467,919,136          246,840,127
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year .......................................................................       1,969,264,196        1,722,424,069
                                                                                                ------------------------------------
 End of year .............................................................................      $2,437,183,332       $1,969,264,196
                                                                                                ====================================

                      See notes to financial statements.


FRANKLIN MONEY FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2000, the Fund owns 70.09% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                 YEAR ENDED JUNE 30,
                                     ------------------------------------------
                                           2000                       1999
                                     ------------------------------------------
Shares sold ................         $ 42,097,527,229          $ 16,988,654,925
Shares issued in
 reinvestment of
 distributions .............              135,158,074                97,341,442
Shares redeemed ............          (41,764,766,167)          (16,839,156,240)
                                     ------------------------------------------
Net increase ...............         $    467,919,136          $    246,840,127
                                     ===========================================

FRANKLIN MONEY FUND

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES


Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

ANNUALIZED
FEE RATE                    DAILY NET ASSETS
--------------------------------------------------------------------------------
    .455%                   First $100 million
    .330%                   Over $100 million, up to and including $250 million
    .280%                   Over $250 million


Distributors received contingent deferred sales charges for the year of $1,043,566.

The Fund paid transfer agent fees of $4,129,523 of which $3,022,868 was paid to Investor Services.

Included in professional fees are legal fees of $16,845 that were paid to a law firm in which a partner of that firm is an officer of the Fund.


4. INCOME TAXES

At June 30, 2000, the Fund had tax basis capital losses of $4,801 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2001 ................................................................    $  763
2002 ................................................................     4,038
                                                                         ------
                                                                         $4,801
                                                                         ======


FRANKLIN MONEY FUND
Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN MONEY FUND


In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Money Fund (the "Fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000


THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                              YEAR ENDED JUNE 30,
                                                            ------------------------------------------------------------------------
                                                               2000            1999          1998           1997            1996
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................         $1.00          $1.00          $1.00         $1.00           $1.00
                                                            ------------------------------------------------------------------------
Income from investment operations - net investment income          .056           .051           .055          .053            .055
Less distributions from net investment income ...........         (.056)         (.051)         (.055)        (.053)          (.055)
                                                            ------------------------------------------------------------------------
Net asset value, end of year ............................         $1.00          $1.00          $1.00         $1.00           $1.00
                                                            ------------------------------------------------------------------------
Total return(a) .........................................         5.75%          5.18%          5.64%         5.47%           5.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $4,144,043     $3,672,404     $2,043,629    $1,773,546      $1,550,085
Ratios to average net assets:
 Expenses ...............................................          .15%           .15%           .15%          .15%            .15%
 Expenses excluding waiver and payments by affiliate ....          .16%           .15%           .16%          .16%            .16%
 Net investment income ..................................         5.65%          5.04%          5.50%         5.34%           5.50%

(a)Total return is not annualized for periods less than one year.


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000

                                                                                                     PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                          AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 5.5%
   Bank of America NT & SA, 6.29% - 6.77%, 8/01/00 - 8/18/00 ...............................         $155,000,000       $155,000,328
   Wachovia Bank NA, North Carolina Branch, 6.20%, 7/27/00 - 7/28/00 .......................           70,000,000         70,000,253
                                                                                                                       -------------
   TOTAL BANK NOTES (COST $225,000,581) ....................................................                             225,000,581
                                                                                                                       -------------

   CERTIFICATES OF DEPOSIT 29.4%
   ABN-AMRO Bank NV, Chicago Branch, 5.69% - 5.91%, 7/10/00 - 8/10/00 ......................           80,000,000         79,997,903
   Bank of Nova Scotia, Portland Branch, 6.68% , 9/20/00 - 9/21/00 .........................           50,000,000         50,000,000
   Barclays Bank PLC, New York Branch, 5.90%, 10/02/00 .....................................           25,000,000         24,930,771
   Bayerische Vereinsbank, New York Branch, 6.70% - 6.71%, 9/05/00 - 9/07/00 ...............           50,000,000         50,000,405
   Commerzbank AG, New York Branch, 6.09% - 6.15%, 7/11/00 - 7/14/00 .......................          140,000,000        140,000,438
   Credit Agricole Indosuez, New York Branch, 6.76% - 7.10%, 4/11/01 - 6/15/01 .............          135,000,000        134,989,937
   Credit Communal De Belgique, New York Branch, 7.075% - 7.25%, 5/03/01- 5/09/01 ..........           60,000,000         60,006,117
   Den Danske Bank, New York Branch, 6.23%, 7/31/00 ........................................           35,000,000         35,000,859
   Deutsche Bank AG, New York Branch, 6.69% - 6.70%, 9/18/00 - 9/29/00 .....................           99,900,000         99,902,209
   Dexia Bank, New York Branch, 7.105%, 6/18/01 ............................................           25,000,000         24,998,806
   Dresdner Bank AG, New York Branch, 6.09% - 6.70%, 7/06/00 - 9/28/00 .....................           75,000,000         75,000,682
   Lloyds Bank PLC, New York Branch, 6.21% - 6.25%, 7/20/00 - 7/24/00 ......................           65,000,000         64,999,969
   Royal Bank of Canada, New York Branch, 5.70% - 6.48%, 7/03/00 - 1/16/01 .................           95,000,000         94,985,347
   Societe Generale, New York Branch, 6.26%, 7/24/00 - 7/28/00 .............................           75,000,000         75,000,000
   Svenska Handelsbanken, New York Branch, 6.75%, 8/24/00 - 8/25/00 ........................           50,000,000         50,000,745
   Toronto Dominion Bank, New York Branch, 6.30% - 7.16%, 8/01/00 - 6/08/01 ................          125,000,000        124,993,135
   UBS AG, New York Branch, 7.08%, 6/22/01 .................................................           24,990,544         24,990,544
                                                                                                                       -------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,209,797,867) .....................................                           1,209,797,867
                                                                                                                       -------------
(a)COMMERCIAL PAPER 49.6%
   Abbey National North America Corp., 6.00% , 7/17/00 .....................................           35,000,000         34,906,667
   American Express Credit Corp., 6.6937% - 6.88%, 7/03/00 - 9/08/00 .......................          205,000,000        204,950,311
   Archer Daniels Midland Co., 6.55%, 9/14/00 ..............................................           20,000,000         19,727,083
   Asset Securitization Cooperative Corp., 144A, 6.57% - 6.60%, 8/28/00 - 10/04/00 .........          150,000,000        148,032,945
   Bank of Nova Scotia, 6.60%, 9/07/00 .....................................................           25,000,000         24,688,333
   Canadian Imperial Holdings Inc., 6.59% - 6.60%, 9/08/00 - 9/27/00 .......................           75,000,000         73,882,882
   Ciesco LP, 6.35% - 6.64%, 7/05/00 - 8/15/00 .............................................           95,000,000         94,550,229
   Coca-Cola Co., 6.06% - 6.55%, 7/18/00 - 8/31/00 .........................................          155,000,000        154,129,299
   Commonwealth Bank of Australia, 6.11%, 7/26/00 ..........................................           35,000,000         34,851,493
   Delaware Funding Corp., 144A, 6.65%, 8/23/00 ............................................           25,000,000         24,755,243
   Den Danske Corp. Inc., 6.40% - 6.59%, 7/31/00 - 9/11/00 .................................           38,313,000         37,912,497
   Dupont de Nemours Co., 6.09% - 6.11%, 7/25/00 - 8/11/00 .................................          105,000,000        104,394,558
   General Electric Capital Corp., 6.39% - 6.62%, 8/03/00 - 12/12/00 .......................          130,000,000        127,849,814
   Halifax Building Society Ltd., 6.58%, 9/25/00 ...........................................           25,000,000         24,607,028
   International Lease Finance Corp., 6.53% - 6.57%, 8/21/00 - 9/12/00 .....................           96,485,000         95,468,270
   J.P. Morgan & Co. Inc., 6.60%, 9/12/00 ..................................................           25,000,000         24,665,417
   Merrill Lynch & Co. Inc., 6.55% - 6.63%, 8/14/00 - 8/25/00 ..............................           75,000,000         74,301,618
   Morgan Stanley Dean Witter & Co., 6.57% - 6.65%, 8/07/00 - 9/05/00 ......................          155,000,000        153,622,460
   National Australia Funding (DE) Inc., 6.57%, 9/15/00 ....................................           25,000,000         24,653,250
   National Rural Utilities Cooperative Finance Corp., 6.58% - 6.63%, 8/10/00 - 8/18/00 ....           75,000,000         74,379,826
   Rabobank Nederland NV, 6.92%, 7/05/00 ...................................................          190,000,000        189,853,912
   Salomon Smith Barney Holdings Inc., 6.15% - 6.64%, 7/10/00 - 8/11/00 ....................          165,000,000        164,514,089


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)



                                                                                                    PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                            AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Schering Corp., 5.94% - 6.15%, 7/06/00 - 8/08/00 ....................................            $47,000,000          $46,762,893
   Svenska Handelsbanken Inc., 6.155% - 6.60%, 7/28/00 - 9/22/00 .......................             85,000,000           84,142,917
                                                                                                                     ---------------
   TOTAL COMMERCIAL PAPER (COST $2,041,603,034) ........................................                               2,041,603,034
                                                                                                                     ---------------
   U.S. GOVERNMENT AGENCY SECURITIES
   Federal Home Loan Mortgage Corp., 6.44%, 9/14/00 ....................................                 60,000               59,195
   Fannie Mae, 6.47%, 9/21/00 ..........................................................                100,000               98,526
                                                                                                                     ---------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $157,721) .............................                                     157,721
                                                                                                                     ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,476,559,203) ................                               3,476,559,203
                                                                                                                     ---------------
(b)REPURCHASE AGREEMENTS 14.9%
   Barclays Capital Inc., 6.60%, 7/03/00 (Maturity Value $200,110,000) .................            200,000,000          200,000,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $107,423,156) ...........            107,365,000          107,365,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co., 6.50%, 7/03/00 (Maturity Value $107,423,156) ..................            107,365,000          107,365,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg, 6.70%, 7/03/00 (Maturity Value $200,111,667) ...........................            200,000,000          200,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                                     ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $614,730,000) .....................................                                 614,730,000
                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $4,091,289,203) 99.4% .......................................                               4,091,289,203
   OTHER ASSETS, LESS LIABILITIES .6% ..................................................                                  22,753,837
                                                                                                                     ---------------
   NET ASSETS 100.0% ...................................................................                              $4,114,043,040
                                                                                                                      ==============

(a)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b)See note 1(b) regarding repurchase agreements.


                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                            YEAR ENDED JUNE 30,
                                                              ----------------------------------------------------------------------
                                                                 2000          1999            1998             1997            1996
                                                              ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................        $1.00          $1.00           $1.00           $1.00         $1.00
                                                              ----------------------------------------------------------------------
Income from investment operations - net investment income         .054           .049            .054            .052          .054
Less distributions from net investment income ...........        (.054)         (.049)          (.054)          (.052)        (.054)
                                                              ----------------------------------------------------------------------
Net asset value, end of year ............................        $1.00          $1.00           $1.00           $1.00         $1.00
                                                              ----------------------------------------------------------------------
Total return(a) .........................................         5.48%          4.97%           5.53%           5.34%         5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................     $221,993       $258,458        $263,226        $285,629      $285,701
Ratios to average net assets:
 Expenses ...............................................          .15%           .15%            .15%            .15%          .15%
 Expenses excluding waiver and payments by affiliate ....          .16%           .15%            .16%            .16%          .17%
 Net investment income ..................................         5.36%          4.84%           5.40%           5.20%         5.45%

(a)Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000



                                                                                                        PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                  AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 17.3%
   U.S. Treasury Notes, 5.125%, 8/31/00 .........................................................       $10,000,000       $9,993,585
   U.S. Treasury Notes, 6.25%, 8/31/00 ..........................................................         3,500,000        3,503,503
   U.S. Treasury Notes, 4.00%, 10/31/00 .........................................................         5,000,000        4,963,877
   U.S. Treasury Notes, 4.625%, 11/30/00 ........................................................         5,000,000        4,972,439
   U.S. Treasury Notes, 5.375%, 2/15/01 .........................................................         5,000,000        4,967,729
   U.S. Treasury Notes, 7.75%, 2/15/01 ..........................................................         5,000,000        5,039,338
   U.S. Treasury Notes, 6.25%, 4/30/01 ..........................................................         5,000,000        4,974,515
                                                                                                                        ------------
   TOTAL GOVERNMENT SECURITIES (COST $38,414,986) ...............................................                         38,414,986
                                                                                                                        ------------
(b)REPURCHASE AGREEMENTS 82.4%
   Banc of America Securities LLC, 6.60%, 7/03/00 (Maturity Value $9,004,950) ...................         9,000,000        9,000,000
    Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 6.45%, 7/03/00 (Maturity Value $9,004,838) ............................         9,000,000        9,000,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) .........................         9,000,000        9,000,000
    Collateralized by U.S. Treasury Bills
   Dresdner Kleinwort Benson, North America LLC, 6.40%, 7/03/00 (Maturity Value $9,004,800) .....         9,000,000        9,000,000
    Collateralized by U.S. Treasury Bills
   Goldman, Sachs & Co., 6.38%, 7/03/00 (Maturity Value $9,004,785) .............................         9,000,000        9,000,000
    Collateralized by U.S. Treasury Bond
   Greenwich Capital Markets Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) ...................         9,000,000        9,000,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 6.40%, 7/03/00 (Maturity Value $21,001,195) .....................        20,990,000       20,990,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) .....................        30,000,000       30,000,000
    Collateralized by U.S. Treasury Notes
   Merrill Lynch Government Securities Inc., 6.25%, 7/03/00 (Maturity Value $9,004,688) .........         9,000,000        9,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $21,001,370) .......................        20,990,000       20,990,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) .......................        30,000,000       30,000,000
    Collateralized by U.S. Treasury Notes
   Nesbitt Burns Securities Inc., 6.55%, 7/03/00 (Maturity Value $9,004,913) ....................         9,000,000        9,000,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg, 6.50%, 7/03/00 (Maturity Value $9,004,875) ......................................         9,000,000        9,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS (COST $182,980,000) ..............................................                        182,980,000
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $221,394,986) 99.7% ..................................................                        221,394,986
   OTHER ASSETS, LESS LIABILITIES .3% ...........................................................                            597,959
                                                                                                                        ------------
   NET ASSETS 100.0% ............................................................................                       $221,992,945
                                                                                                                        ============

(b)See note 1(b) regarding repurchase agreements.


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

                                                                                                                           THE U.S.
                                                                                                                         GOVERNMENT
                                                                                              THE                        SECURITIES
                                                                                          MONEY MARKET                  MONEY MARKET
                                                                                            PORTFOLIO                     PORTFOLIO
                                                                                          ------------------------------------------
Assets:
 Investments in securities, at value and cost ............................                $3,476,559,203                 $38,414,986
 Repurchase agreements, at value and cost ................................                   614,730,000                 182,980,000
 Cash ....................................................................                         3,236                       9,578
 Interest receivable .....................................................                    23,833,771                     630,227
                                                                                          ------------------------------------------
      Total assets .......................................................                 4,115,126,210                 222,034,791
                                                                                          ------------------------------------------
Liabilities:
 Payables:
  Affiliates .............................................................                       449,624                      29,821
  Professional fees ......................................................                        30,000                      10,000
 Distribution to shareholders ............................................                       576,601                         113
 Other liabilities .......................................................                        26,945                       1,912
                                                                                          ------------------------------------------
      Total liabilities ..................................................                     1,083,170                      41,846
                                                                                          ------------------------------------------
Net assets, at value .....................................................                $4,114,043,040                $221,992,945
                                                                                          ==========================================
Shares outstanding .......................................................                 4,114,043,040                 221,992,945
                                                                                          ==========================================
Net asset value per share ................................................                         $1.00                       $1.00
                                                                                          ==========================================


                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

                                                                                                                         THE U.S.
                                                                                                                        GOVERNMENT
                                                                                                    THE                 SECURITIES
                                                                                               MONEY MARKET            MONEY MARKET
                                                                                                PORTFOLIO                PORTFOLIO
                                                                                                ------------------------------------
Investment income:
 Interest ...........................................................................           $206,206,553            $13,671,482
                                                                                                ------------------------------------
Expenses:
 Management fees (Note 3) ...........................................................              5,343,198                376,050
 Transfer agent fees (Note 3) .......................................................                 32,576                  2,250
 Custodian fees .....................................................................                 39,041                  2,437
 Reports to shareholders ............................................................                  6,133                    569
 Professional fees (Note 3) .........................................................                 56,286                 12,294
 Trustees' expenses .................................................................                  4,167                    287
 Other ..............................................................................                 30,011                  4,335
                                                                                                ------------------------------------
      Total expenses ................................................................              5,511,412                398,222
      Expenses waived/paid by affiliate (Note 3) ....................................               (164,153)               (24,664)
                                                                                                ------------------------------------
       Net expenses .................................................................              5,347,259                373,558
                                                                                                ------------------------------------
        Net investment income .......................................................            200,859,294             13,297,924
                                                                                                ------------------------------------
Net realized loss from investments ..................................................                 (9,285)                    --
                                                                                                ------------------------------------
Net increase in net assets resulting from operations ................................           $200,850,009            $13,297,924
                                                                                                ====================================


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                                    THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                     -------------------------------------------------------------------------------
                                                            2000                  1999                  2000               1999
                                                     -------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................     $   200,859,294         $   134,356,042        $  13,297,924     $  14,158,082
  Net realized gain (loss) from investments ....              (9,285)                    651                   --                 --
                                                     -------------------------------------------------------------------------------
      Net increase in net assets resulting
        from operations ........................         200,850,009             134,356,693           13,297,924        14,158,082
 Distributions to shareholders from net
  investment income ............................        (200,850,009)(a)        (134,356,693)(b)      (13,297,924)      (14,158,082)
 Capital share transactions (Note 2) ...........         441,639,255           1,628,774,482          (36,465,436)       (4,767,997)
                                                     -------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....         441,639,255           1,628,774,482          (36,465,436)       (4,767,997)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year ............................       3,672,403,785           2,043,629,303          258,458,381       263,226,378
                                                     -------------------------------------------------------------------------------
  End of year ..................................     $ 4,114,043,040         $ 3,672,403,785        $ 221,992,945     $ 258,458,381
                                                     ===============================================================================

(a)Distributions were decreased by a net realized loss from investments of $9,285.

(b)Distributions were increased by a net realized gain from investments of $651.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.




THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST


At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:


                                                                                                                        THE U.S.
                                                                                          THE                           GOVERNMENT
                                                                                       MONEY MARKET                SECURITIES MONEY
                                                                                        PORTFOLIO                  MARKET PORTFOLIO
                                                                                     ----------------------------------------------
Year ended June 30, 2000
 Shares sold ..........................................................              $ 38,813,462,724               $ 1,220,241,486
 Shares issued in reinvestment of distributions .......................                   200,275,366                    13,291,931
 Shares redeemed ......................................................               (38,572,098,835)               (1,269,998,853)
                                                                                     ----------------------------------------------
 Net increase (decrease) ..............................................              $    441,639,255               $   (36,465,436)
                                                                                     ==============================================
Year ended June 30, 1999
 Shares sold ..........................................................              $ 13,314,265,139               $   963,424,640
 Shares issued in reinvestment of distributions .......................                   134,356,720                    14,164,293
 Shares redeemed ......................................................               (11,819,847,377)                 (982,356,930)
                                                                                     ----------------------------------------------
 Net increase (decrease) ..............................................              $  1,628,774,482               $    (4,767,997)
                                                                                     ==============================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio.

Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

Included in professional fees are legal fees of $11,240 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At June 30, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                               SHARES           OUTSTANDING SHARES
                                                                                            ----------------------------------------
Franklin Money Fund ...................................................................     2,883,392,424              70.09%
Institutional Fiduciary Trust - Money Market Portfolio ................................     1,010,362,054              24.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...........................       119,060,923               2.89%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ...................       101,227,639               2.46%




THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:


                                                                                                                    PERCENTAGE OF
                                                                                                    SHARES        OUTSTANDING SHARES
                                                                                                   ---------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio .....    56,482,885           25.44%
Franklin Federal Money Fund ....................................................................   165,510,060           74.56%


4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

THE MONEY MARKET PORTFOLIOS


Independent Auditors' Report



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000


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